Defferred Excess of Loss Premiums (Details) - Schedule of defferred excess of loss premiums - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of defferred excess of loss premiums [Abstract]
Opening balance	$ 15,173	$ 12,449	$ 11,613
Additions	40,726	37,492	24,945
Charged to consolidated statement of income under reinsures’ share of insurance premiums	(38,804)	(34,768)	(24,109)
Ending balance	$ 17,095	$ 15,173	$ 12,449